NEW MITEXSTREAM AGREEMENT (Details)	1 Months Ended
Feb. 28, 2021
Minimum	The minimum (2,500 gallons per year) is deemed to have been satisfied through December 31, 2022
Exclusivity	Exclusivity ends and becomes non-exclusive, if the minimum of 2,500 gallons per year is not met
New MiteXstream Agreement [Member]
Minimum	2,500 gallons of concentrate manufactured per year (2)
Term	December 31, 2080
Territory	Worldwide Exclusive
Royalty	$10.00 per gallon manufactured
Sublicensing	Right to sublicense granted
Trademarks	For no extra consideration, rights granted to use “MiteXstream” and “Harnessing the Power of Water”
Original MiteXstream Agreement [Member]
Minimum	$20,000 of product per year
Term	Initial terms of 10 years, with one 10-year renewal term
Territory	United States and Canada
Royalty	Effective royalty of an estimated $50 per gallon
Sublicensing	No right to sublicense
Trademarks	For no extra consideration, rights granted to use “MiteXstream”